Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (M)(4)	Company- Selected Measure (Adjusted EPS)(5)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$20,559,875	$23,285,912	$4,139,591	$4,014,407	$125	$111	$2,735	$5.56
2022	$21,354,759	$24,000,880	$4,296,518	$4,784,037	$127	$122	$2,444	$5.41
2021	$16,451,236	$27,285,740	$4,347,846	$6,327,212	$125	$121	$3,802	$5.24
2020	$14,544,398	$14,571,950	$3,972,840	$3,731,332	$105	$103	$1,270	$5.12

(1)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iii) adding the change in fair value of stock awards for the applicable year, and (iv) adding the service cost and prior service cost for all defined benefit plans for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Ms. Good is our CEO for each year reflected in columns (b) and (c).

Chief Executive Officer
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2023	$20,559,875	($16,021,168)	($344,770)	$19,069,434	$22,541	$23,285,912
Chief Executive Officer Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2023	$16,436,683	$931,666	$56,111	$0	$1,644,975	$19,069,434
Chief Executive Officer Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2023	$22,541	$0	$22,541

(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO. The names of each of our named executive officers (excluding Ms. Good) included for purposes of calculating the average amounts in columns (d) and (e) for each applicable year are as follows: (i) for 2023, Brian D. Savoy, Steven K. Young, Julia S. Janson, Kodwo Ghartey-Tagoe, and Dhiaa M. Jamil; (ii) for 2022, Brian D. Savoy, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; (iii) for 2021, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; and (iv) for 2020, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, Douglas F Esamann, and Melissa H. Anderson.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards	Add Average Service and Prior Service Cost for Pension Plans	Average CAP
2023	$4,139,591	($2,695,385)	($97,098)	$2,645,556	$21,743	$4,014,407
Other Named Executive Officers Average Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2023	$2,183,005	$153,626	$20,568	($6,212)	$0	$294,568	$2,645,556
Other Named Executive Officers Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2023	$21,743	$0	$21,743

(3)
Duke Energy TSR represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Duke Energy TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the UTY on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year.

(4)
Reflects net income attributable to Duke Energy common stockholders, as reported in our Form 10-K for the applicable year.

(5)
The following table provides a list of the most important financial performance measures used by Duke Energy to link executive compensation actually paid to company performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted EPS
Relative Total Shareholder Return
O&M Expense
Of the goals listed above, we consider adjusted EPS to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link executive compensation actually paid to company performance and therefore include it as the Company-Selected Measure in the table on the previous page. Adjusted EPS is a non-GAAP financial measure that represents basic EPS from continuing operations available to Duke Energy common shareholders, adjusted for the per share impact of special items.

Company Selected Measure Name	Adjusted EPS
Peer Group Issuers, Footnote
(3)
Duke Energy TSR represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Duke Energy TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the UTY on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year.

PEO Total Compensation Amount	$ 20,559,875	$ 21,354,759	$ 16,451,236	$ 14,544,398
PEO Actually Paid Compensation Amount	$ 23,285,912	24,000,880	27,285,740	14,571,950
Adjustment To PEO Compensation, Footnote
(1)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iii) adding the change in fair value of stock awards for the applicable year, and (iv) adding the service cost and prior service cost for all defined benefit plans for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Ms. Good is our CEO for each year reflected in columns (b) and (c).

Chief Executive Officer
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2023	$20,559,875	($16,021,168)	($344,770)	$19,069,434	$22,541	$23,285,912
Chief Executive Officer Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2023	$16,436,683	$931,666	$56,111	$0	$1,644,975	$19,069,434
Chief Executive Officer Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2023	$22,541	$0	$22,541

Non-PEO NEO Average Total Compensation Amount	$ 4,139,591	4,296,518	4,347,846	3,972,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,014,407	4,784,037	6,327,212	3,731,332
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO. The names of each of our named executive officers (excluding Ms. Good) included for purposes of calculating the average amounts in columns (d) and (e) for each applicable year are as follows: (i) for 2023, Brian D. Savoy, Steven K. Young, Julia S. Janson, Kodwo Ghartey-Tagoe, and Dhiaa M. Jamil; (ii) for 2022, Brian D. Savoy, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; (iii) for 2021, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; and (iv) for 2020, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, Douglas F Esamann, and Melissa H. Anderson.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards	Add Average Service and Prior Service Cost for Pension Plans	Average CAP
2023	$4,139,591	($2,695,385)	($97,098)	$2,645,556	$21,743	$4,014,407
Other Named Executive Officers Average Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2023	$2,183,005	$153,626	$20,568	($6,212)	$0	$294,568	$2,645,556
Other Named Executive Officers Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2023	$21,743	$0	$21,743

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
(5)
The following table provides a list of the most important financial performance measures used by Duke Energy to link executive compensation actually paid to company performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted EPS
Relative Total Shareholder Return
O&M Expense
Of the goals listed above, we consider adjusted EPS to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link executive compensation actually paid to company performance and therefore include it as the Company-Selected Measure in the table on the previous page. Adjusted EPS is a non-GAAP financial measure that represents basic EPS from continuing operations available to Duke Energy common shareholders, adjusted for the per share impact of special items.

Total Shareholder Return Amount	$ 125	127	125	105
Peer Group Total Shareholder Return Amount	111	122	121	103
Net Income (Loss)	$ 2,735,000,000	$ 2,444,000,000	$ 3,802,000,000	$ 1,270,000,000
Company Selected Measure Amount | $ / shares	5.56	5.41	5.24	5.12
PEO Name	Ms. Good	Ms. Good	Ms. Good	Ms. Good
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	O&M Expense
PEO | Adjustment For Grant Date Value Of Stock Awards Granted Each Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,021,168)
PEO | Adjustment For Change In Pension Value As Disclosed Each Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,770)
PEO | Adjustment For Change In Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,069,434
PEO | Adjustment For Service And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,541
PEO | Change In Fair Value Of Stock Awards, Year End Fair Value Of Stock Awards Granted In Covered Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,436,683
PEO | Change In Fair Value Of Stock Awards, Year Over Year Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	931,666
PEO | Change In Fair Value Of Stock Awards, Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,111
PEO | Change In Fair Value Of Stock Awards, Adjustments For Stock Awards That Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value Of Stock Awards, Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,644,975
PEO | Pension Plan Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,541
PEO | Pension Plan Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment For Grant Date Value Of Stock Awards Granted Each Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,695,385)
Non-PEO NEO | Adjustment For Change In Pension Value As Disclosed Each Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,098)
Non-PEO NEO | Adjustment For Change In Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,645,556
Non-PEO NEO | Adjustment For Service And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,743
Non-PEO NEO | Change In Fair Value Of Stock Awards, Year End Fair Value Of Stock Awards Granted In Covered Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,183,005
Non-PEO NEO | Change In Fair Value Of Stock Awards, Year Over Year Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,626
Non-PEO NEO | Change In Fair Value Of Stock Awards, Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,212)
Non-PEO NEO | Change In Fair Value Of Stock Awards, Adjustments For Stock Awards That Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value Of Stock Awards, Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,568
Non-PEO NEO | Pension Plan Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,743
Non-PEO NEO | Pension Plan Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value Of Stock Awards, Increase Or Decrease In Fair Value Of Stock Awards Granted In Covered Fiscal Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,568